CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions		3 Months Ended			6 Months Ended		12 Months Ended
		Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Consolidated statements of comprehensive income [Abstrct]
Net income/(loss)		$ 1,943	$ 1,854	$ (251)	$ 3,797	$ (956)	$ (5,496)
Actuarial gains (losses) on defined benefit pension plans		107	117	41	224	163	(106)
Income tax effect on income and expenses recognised in OCI	[1]	(24)	(25)	(8)	(50)	(50)	19
Items that will not be reclassified to the Consolidated statement of income		83	91	33	174	113	(87)
Foreign currency translation effects		119	(46)	1,560	73	(2,622)	1,064
Items that may be subsequently reclassified to the Consolidated statement of income		119	(46)	1,560	73	(2,622)	1,064
Other comprehensive income/(loss)		202	45	1,593	247	(2,509)	977
Total comprehensive income/(loss)		2,144	1,899	1,342	4,044	(3,464)	(4,519)
Attributable to the equity holders of the company		2,140	1,896	1,340	4,036	(3,470)	(4,533)
Attributable to non-controlling interests		$ 5	$ 3	$ 3	$ 8	$ 6	$ 14

[1]	1) Other comprehensive income (OCI).